Income Tax Expense (Details) $ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)
Income Tax Expense [Abstract]
Income tax rate	$ 256,000	$ 2
Income tax rate percentage	8.25%	8.25%
Income tax remaining profit	16.50%	16.50%
Unused tax losses	$ 10,156
Tax losses	$ 10,156